Financial liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Financial liabilities
4.2 Other current financial assets

(CHF in millions)	12/31/2022	12/31/2021

Credit cards	6.9	6.4
Deposits	22.5	14.8
Other current financial assets	3.8	8.8
Other current financial assets at amortized cost	33.2	30.1
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	33.2	30.1
Due to their short-term nature, the carrying amount of other current financial assets at amortized cost correspond to their fair value.
Refer to 5.2 Foreign currency risk for additional information on derivatives.
4.3 Financial liabilities

(CHF in millions)	12/31/2022	12/31/2021

Current lease liabilities	21.6	13.6
Other financial liabilities	9.5	6.5
Total other current financial liabilities at amortized cost	31.2	20.1
Non-current lease liabilities	138.8	167.2
Total other non-current financial liabilities at amortized cost	138.8	167.2
Total current and non-current financial liabilities	170.0	187.3

Due to their short-term nature, the carrying amount of other current financial liabilities at amortized cost correspond to their fair value. Certain assets have been pledged in relation to current bank overdrafts, refer to 5.4 Liquidity risk for additional information.

For additional information on derivatives refer to 5.2 Foreign currency risk.

Accounting policies	On’s financial liabilities include trade payables, current bank overdrafts repayable on demand, short-term debts incl. bank loans, and other financial liabilities, which initially are recognized at fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the income statement. A financial liability is only classified as at fair value through profit or loss if it is a derivative.
Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.
Reconciliation of liabilities arising from financing activities:

(CHF in millions)	Short-term debt	Lease liabilities	Other	Total

Balance at January 1, 2021	0.2	23.5	3.0	26.7
thereof current	0.2	4.3	3.0	7.5
thereof non-current	—	19.2	—	19.2
Payments	(0.2)	(13.3)	(3.7)	(17.2)
Interest expenses paid	—	(2.4)	—	(2.4)
Additions	—	174.1	7.2	181.3
Exchange differences	—	(1.0)	—	(1.0)
Balance at December 31, 2021	—	180.9	6.5	187.3
thereof current	—	13.6	6.5	20.1
thereof non-current	—	167.2	—	167.2
Payments	—	(15.8)	(5.1)	(20.9)
Interest expenses paid	—	(4.2)	—	(4.2)
Additions	—	43.6	8.2	51.7
Lease modification	—	(45.5)	—	(45.5)
Accrued interest	—	4.2	—	4.2
Disposals	—	(3.0)	—	(3.0)
Exchange differences	—	0.3	—	0.3
Balance at December 31, 2022	—	160.5	9.5	170.0
thereof current	—	21.6	9.5	31.2
thereof non-current	—	138.8	—	138.8